UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.6%
Alabama—1.4%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$ 15,335
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,349,174
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000	12/01/2021	02/01/2021	B	64,595
10,500,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	02/01/2015	A	10,512,600
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,411,375
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,751,628
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/31/2015	A	7,737,602
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/31/2015	A	345,207
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2015	A	4,734,545
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2015	A	8,130,437
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/31/2015	A	100,026
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2015	A	462,019
101,500	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	86,333
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	01/31/2015	A	50,109
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)[1]	5.200	09/01/2023	01/31/2015	A	25,019
25,000	Talladega County, AL GO1	5.250	01/01/2029	01/31/2015	A	25,042

						47,801,046
Alaska—0.0%
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	01/01/2015		890,000
630,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	01/31/2015	A	632,016
55,000	AK International Airports	5.000	10/01/2024	01/31/2015	A	55,206
25,000	AK International Airports	5.000	10/01/2024	01/31/2015	A	25,094

						1,602,316
Arizona—2.2%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	8,043,670
4,540,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2026	01/01/2018	A	5,040,490
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,578,593
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	8,347,261
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	3,999,554
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,829,804
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,862,851
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,643,224
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2025	07/01/2017	A	1,094,760

1  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750%	10/01/2031	01/31/2015	A	$ 1,376,237
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,036,062
940,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	07/01/2015	A	957,023
35,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	07/01/2015	A	35,509
485,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		415,563
8,455,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	07/01/2023	A	8,904,130
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/13/2015	A	10,368,733
1,455,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	12/14/2016	B	1,488,058
500,000	Tucson, AZ Airport Authority	5.350	06/01/2031	01/31/2015	A	501,805
80,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	07/01/2016	A	81,149

						74,604,476
Arkansas—0.0%
30,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	01/04/2024	B	29,626
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	01/31/2015	A	165,459
100,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	101,864

						296,949
California—11.7%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,398,384
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,692,625
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	01/31/2015	A	3,010,680
3,000,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	01/31/2015	A	3,039,000
4,180,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	01/31/2015	A	4,242,324
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,591,945
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		546,991
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		167,397
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		485,856
4,270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	05/31/2015	A	4,269,872
135,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	05/31/2015	A	134,992

2  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000%	06/01/2026	06/01/2015	A	$ 280,118
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	05/31/2015	A	8,999,820
1,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/10/2018	B	1,598,327
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	05/31/2015	A	2,504,925
1,005,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	01/31/2015	A	1,005,010
27,000,000	CA GO	5.000	10/01/2029	04/01/2018	A	30,228,120
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,437,034
2,360,000	CA GO1	5.375	06/01/2026	06/01/2015	A	2,409,300
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,070,776
1,550,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	01/31/2015	A	1,556,060
100,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	01/31/2015	A	100,445
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	09/30/2027	A	59,681,000
4,190,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	08/01/2015	A	4,353,536
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	427,130
1,050,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,086,477
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,208,745
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,079,110
5,435,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	A	5,614,029
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,071,300
165,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	167,328
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2015	A	796,731
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		179,700
1,270,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	03/20/2015	A	1,296,264
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	3,028,710
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	52,578
320,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	328,608
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	02/01/2015	A	115,417
2,220,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	02/01/2015	A	2,278,719
940,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	02/01/2015	A	951,346
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	02/01/2015	A	13,314,750
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,009,180
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	294,168
825,000	CA HFA, Series C1	5.750	08/01/2030	02/01/2016	A	860,953
985,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	989,600
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2015	03/01/2015		25,000
4,500,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	01/31/2015	A	4,527,495
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,798,770

3  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$625,000	CA Public Works (Judicial Council)	5.000%	03/01/2025	03/01/2023	A	$ 741,794
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	710,946
70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	01/31/2015	A	70,283
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,496,616
245,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	04/30/2015	A	244,983
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	01/31/2015	A	10,028
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	257,158
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	01/31/2015	A	351,018
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,123,340
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,185,010
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	01/31/2015	A	2,303,423
4,760,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	11/09/2018	A	5,747,034
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	01/31/2015	A	2,533,775
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,318,703
5,155,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2015	A	5,189,796
165,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	01/31/2015	A	165,728
105,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	4.750	09/01/2018	01/31/2015	A	105,069
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2015	A	4,929,916
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2015	A	4,924,770
2,750,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	01/31/2015	A	2,814,542
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,076,380
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,042,635
3,780,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)	5.200	11/20/2032	01/31/2015	A	3,837,305
6,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	8,080,357
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2022	10/01/2022		2,420,320
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	9,388,298
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	03/01/2015	A	155,480

4  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300%	10/01/2030	01/31/2015	A	$ 3,826,685
1,600,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	A	1,699,664
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,176,221
4,155,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	10/23/2017	A	4,403,718
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,237,918
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	689,591
310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	357,706
250,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	01/31/2015	A	250,600
9,275,000	Oakland, CA Unified School District	5.250	08/01/2024	02/01/2015	A	9,310,987
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,136,090
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,569,337
1,215,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2015	A	1,229,568
2,935,000	Orange, CA Redevel. Agency Tax Allocation	4.800	09/01/2023	01/03/2015	A	2,935,763
2,680,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	01/31/2015	A	2,699,108
2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,307,340
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,354,394
65,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	01/31/2015	A	65,247
90,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2032	01/31/2015	A	90,133
1,500,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2023	02/01/2015	A	1,505,505
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	143,486
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	03/01/2015	A	971,133
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	01/31/2015	A	2,007,340
300,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	06/26/2017	B	244,623
170,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	03/02/2019	B	183,634
40,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	01/31/2015	A	40,102
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	02/01/2015	A	2,007,400
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	6,015,764
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)	5.000	12/01/2034	01/31/2015	A	5,414,152

5  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Sacramento County, CA COP (Public Facilities)	4.400%	06/01/2019	01/31/2015	A	$ 25,083
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,608,550
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,756
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,628
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		262,058
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		56,479
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,164,700
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		697,692
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		165,971
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		145,831
22,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	25,144,875
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	01/31/2015	A	426,921
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	537,680
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	02/01/2015	A	2,458,992
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000	09/01/2030	09/01/2017	A	1,857,134
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	03/01/2015	A	103,219
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	03/01/2015	A	206,416
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	03/01/2015	A	190,933
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	03/01/2015	A	129,016
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	587,585
17,090,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/25/2020	B	17,032,407
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		109,414
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,460,992
1,000,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	01/31/2015	A	1,002,880
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	06/01/2016	A	3,294,112

						389,113,885

6  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Colorado—0.9%
$1,975,000	CO E-470 Public Highway Authority[1]	5.500%		09/01/2024	09/01/2015	A	$ 2,034,625
3,770,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,883,816
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	7,906,708
3,580,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,688,080
1,175,000	CO Health Facilities Authority (AHSSunbelt/ABH/AGH/AHSGA/AHH/ CVH&OCC/ FHosp/ FHW/ FHZ/ JCH/ MHSys/ MH/ MHFlagler/ MHWV/ MAH/ PAHS/ SMMC/ SVHC Obligated Group)[1]	5.125	[3]	11/15/2025	11/15/2016	A	1,271,785
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,193,840
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	07/15/2020	A	4,433,247
265,000	Denver, CO City & County Airport	6.125		11/15/2025	01/31/2015	A	266,304
1,750,000	Denver, CO City & County Airport	5.000		11/15/2026	11/15/2022	A	2,017,593
1,410,000	Denver, CO City & County Airport	5.000		11/15/2023	11/15/2022	A	1,644,554
125,000	Denver, CO City & County Airport[1]	5.000		11/15/2018	11/15/2015	A	130,160

							29,470,712
Connecticut—0.0%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250		07/01/2027	07/01/2017	A	351,127
1,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2020	01/31/2015	A	1,212,480

							1,563,607
Delaware—0.0%
50,000	DE Health Facilities Authority (Beebe Medical Center)[1]	5.000		06/01/2024	06/01/2015	A	50,273
District of Columbia—2.8%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	01/31/2015	A	200,046
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875		07/01/2040	07/01/2020	A	3,571,633
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	10/01/2022	A	3,928,216
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250		07/01/2022	01/31/2015	A	100,409
24,435,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	05/15/2015	A	24,433,534
43,960,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	08/08/2021	B	53,837,372
6,285,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	05/15/2015	A	6,284,623

							92,355,833
Florida—6.5%
2,230,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		2,212,896

7  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida (Continued)
$810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000%		04/01/2028	04/01/2023	A	$ 897,901
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2029	04/01/2023	A	629,274
970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2026	04/01/2023	A	1,082,452
1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2027	04/01/2023	A	1,720,883
245,000	Broward County, FL HFA	5.400		10/01/2038	04/01/2016	A	246,720
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[3]	10/01/2045	04/01/2016	A	46,147
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	01/31/2015	A	20,039
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	01/31/2015	A	20,032
760,000	Broward County, FL HFA (Pembroke Villas)[1]	5.550		01/01/2023	01/31/2015	A	763,048
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650		01/01/2022	01/31/2015	A	50,206
1,690,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2024	09/01/2017	A	1,753,628
2,465,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750		09/01/2025	09/01/2017	A	2,555,958
2,030,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2023	09/01/2017	A	2,114,549
2,160,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2021	09/01/2017	A	2,264,328
1,895,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2022	09/01/2017	A	1,979,233
30,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2022	01/31/2015	A	30,053
55,000	Celebration, FL Community Devel. District[1,4]	5.000		05/01/2020	01/31/2015	A	55,126
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950		11/01/2027	01/31/2015	A	550,605
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000		11/01/2032	01/31/2015	A	380,384
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050		11/01/2039	01/31/2015	A	770,808
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900		11/01/2022	01/31/2015	A	70,108
70,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650		09/01/2017	01/31/2015	A	70,203
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700		09/01/2022	01/31/2015	A	130,268

8  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750%	09/01/2029	01/31/2015	A	$ 230,375
805,000	East Homestead FL Community Devel. District[1]	7.250	05/01/2021	05/01/2021		868,297
1,035,000	East Homestead, FL Community Devel. District	4.125	11/01/2023	02/07/2020	B	1,031,802
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	01/31/2015	A	11,978,042
4,240,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	4,488,803
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	01/31/2015	A	30,122
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	02/01/2015	A	10,039
500,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2020	04/01/2020		562,765
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,142,890
150,000	FL HFA[1]	6.300	09/01/2036	01/31/2015	A	150,195
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	01/31/2015	A	30,037
30,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	01/31/2015	A	30,198
25,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	01/31/2015	A	25,041
215,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	01/31/2015	A	215,254
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	01/31/2015	A	110,151
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	01/31/2015	A	75,097
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	01/16/2015	A	50,103
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	01/31/2015	A	145,139
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	01/31/2015	A	60,063
10,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	01/31/2015	A	10,015
65,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	01/31/2015	A	65,069
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	01/31/2015	A	420,517
5,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	01/31/2015	A	5,011
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	01/31/2015	A	320,381
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	01/31/2015	A	45,050
15,000	FL HFC (Grande Court Apartments)[1]	5.250	08/15/2026	01/31/2015	A	15,022
3,500,000	FL HFC (Hampton Court Apartments)[1]	5.550	09/01/2025	01/31/2015	A	3,580,570
240,000	FL HFC (Hampton Court Apartments)[1]	5.600	03/01/2032	01/31/2015	A	242,030
470,000	FL HFC (Homeowner Mtg.)[1]	5.750	01/01/2037	07/01/2015	A	475,931
825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	04/01/2015	A	844,289
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	02/01/2015	A	110,103
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	01/31/2015	A	10,014
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	01/31/2015	A	5,969,041
15,000	FL HFC (Westlake Apartments)[1]	5.200	09/01/2026	01/16/2015	A	15,030
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	02/01/2015	A	295,292
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	01/31/2015	A	35,034
265,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	01/31/2015	A	265,238
55,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	01/31/2015	A	55,054
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	01/31/2015	A	221,192
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	01/31/2015	A	45,072
345,000	FL Mid-Bay Bridge Authority[1]	5.000	10/01/2027	10/01/2018	A	371,634
10,000	FL Municipal Loan Council[1]	5.000	11/01/2026	01/31/2015	A	10,019

9  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000%	05/01/2031	05/01/2016	A	$ 8,677,838
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	481,345
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,718,408
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2016	A	235,612
15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	16,062
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,792,145
15,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/31/2015	A	15,040
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	7,938,399
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,118,020
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,250,757
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	10,985,961
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,013,189
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,214,700
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,720,488
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,326,100
2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,326,652
2,770,000	Lake County, FL School Board[1]	5.000	06/01/2018	06/01/2015	A	2,823,877
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,829,724
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	01/31/2015	A	150,681
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	6,091,690
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,215,590
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,651,760
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,834,987
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,868,655
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,162,213
75,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	01/01/2015	A	75,000
15,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2033	01/01/2015	A	15,000
20,000	Miami-Dade County, FL Aviation[1]	5.050	10/01/2036	01/31/2015	A	20,057
40,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2033	01/01/2015	A	40,000
30,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.300	10/01/2036	04/01/2015	A	30,324
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	01/31/2015	A	20,012
6,500,000	Miami-Dade County, FL School Board COP[1]	5.000	11/01/2031	11/01/2016	A	7,022,405
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)[1]	5.000	04/01/2032	01/31/2015	A	100,348
20,000	Miramar, FL GO1	5.000	10/01/2021	01/31/2015	A	20,078
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,228,940

10  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000%	04/01/2022	04/01/2022		$ 1,717,782
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,278,420
45,000	Osceola County, FL IDA (Canoe Creek Charter School)[1]	5.125	08/01/2032	02/01/2015	A	45,036
35,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	01/31/2015	A	35,070
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	01/31/2015	A	100,552
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	01/31/2015	A	10,021
200,000	Palm Beach County, FL School Board[1]	5.000	08/01/2020	08/01/2015	A	205,498
600,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		619,764
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,242,353
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2015	A	851,420
35,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	02/01/2015	A	35,084
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	01/31/2015	A	1,241,562
765,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	01/08/2017	A	778,472
3,025,000	Polk County, FL HFA (Wilmington Apartments)[1]	5.000	07/01/2033	01/31/2015	A	3,095,967
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,596,931
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	01/31/2015	A	25,026
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	170,858
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,874,118
805,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	05/01/2015	A	809,331
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		383,087
2,250,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	10/01/2015	A	2,295,180
3,940,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.375	12/01/2030	01/31/2015	A	3,954,854
4,515,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	01/31/2015	A	4,534,595
20,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	01/31/2015	A	20,096
550,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	02/01/2015	A	550,253
2,475,000	Village Center, FL Community Devel. District[1]	5.875	01/01/2015	01/01/2015		2,475,000
195,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	05/01/2015	A	199,062
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		293,840

11  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$148,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960%	11/01/2017	11/01/2017		$ 142,075

						215,689,234
Georgia—1.4%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	01/31/2015	A	811,345
1,100,000	Atlanta, GA Airport	5.000	01/01/2026	01/01/2022	A	1,262,283
1,000,000	Atlanta, GA Airport	5.000	01/01/2027	01/01/2022	A	1,143,410
1,000,000	Atlanta, GA Airport	5.000	01/01/2025	01/01/2022	A	1,155,810
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	42,374
100,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	07/01/2015	A	102,090
95,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2033	01/31/2015	A	95,351
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	412,499
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	264,238
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	01/01/2018	A	9,827,190
7,310,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	02/01/2015	A	7,330,249
13,150,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	14,408,981
45,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	45,663
140,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2015	A	140,535
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	01/31/2015	A	10,037
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,815,840
115,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	01/31/2015	A	115,385
2,035,000	Randolph County, GA GO	5.000	04/01/2022	01/12/2020	B	2,268,191
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	02/01/2015	A	5,004,400
55,000	Tift County, GA Devel. Authority (First ABAC Obligated Group)	5.000	09/01/2023	01/31/2015	A	55,215

						46,311,086
Hawaii—0.4%
480,000	HI Harbor System, Series A1	5.250	01/01/2018	01/01/2016	A	501,605
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	01/31/2015	A	12,075,252

						12,576,857
Idaho—0.0%
20,000	ID Health Facilities Authority (Gritman Medical Center)[1]	5.100	06/01/2028	01/31/2015	A	20,053
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	01/31/2015	A	10,035

12  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho (Continued)
$15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550%	07/01/2016	01/31/2015	A	$ 15,049
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.200	07/01/2030	01/31/2015	A	5,006
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	5,091
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	01/31/2015	A	5,016
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800	01/01/2021	01/31/2015	A	10,084
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	01/31/2015	A	5,011
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.750	01/01/2031	01/31/2015	A	5,027
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	01/31/2015	A	15,117
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	01/31/2015	A	5,015
35,000	ID Water Resource Board (United Waterworks)[1]	5.000	09/01/2031	01/31/2015	A	35,046
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	02/01/2015	A	130,257

						265,807
Illinois—12.5%
275,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	12/30/2015	A	280,390
14,450,000	Carol Stream, IL Park District	5.500	01/01/2037	01/01/2018	A	15,416,994
17,200,000	Centerpoint, IL Intermodal Center Program	3.840 [3]	06/15/2023	12/16/2015	A	17,204,472
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,574,397
1,000,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	1,072,020
100,000	Chicago, IL Board of Education	5.000	12/01/2022	01/31/2015	A	100,378
3,840,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	12/01/2017	A	4,035,840
2,675,000	Chicago, IL Board of Education[1]	5.250	12/01/2024	12/01/2018	A	2,845,371
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,481,805
32,965,000	Chicago, IL Board of Education[2]	5.250	12/01/2024	11/01/2023	A	36,384,648
9,915,000	Chicago, IL Board of Education[1]	5.000	12/01/2028	12/01/2018	A	10,305,453
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	5,031,160
20,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	01/31/2015	A	20,079
1,225,000	Chicago, IL GO1	5.000	01/01/2027	01/01/2017	A	1,263,906
4,000,000	Chicago, IL GO1	5.000	01/01/2029	01/01/2017	A	4,163,280
205,000	Chicago, IL GO1	5.000	01/01/2022	01/31/2015	A	205,818
685,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	729,004
1,005,000	Chicago, IL GO1	5.250	01/01/2037	01/01/2018	A	1,042,346
175,000	Chicago, IL GO1	5.000	01/01/2027	01/31/2015	A	175,710
5,825,000	Chicago, IL GO1	5.000	01/01/2028	01/01/2016	A	6,019,205
3,000,000	Chicago, IL GO1	5.000	01/01/2025	01/01/2016	A	3,099,720
750,000	Chicago, IL GO1	5.000	01/01/2026	07/01/2015	A	768,270
10,000,000	Chicago, IL GO1	5.000	01/01/2027	07/01/2015	A	10,243,600
3,140,000	Chicago, IL GO1	5.650	01/01/2030	01/01/2016	A	3,295,744

13  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$15,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500%	12/20/2019	01/31/2015	A	$ 15,034
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	76,120
34,620,000	Chicago, IL O’Hare International Airport	6.000	01/01/2029	01/31/2015	A	34,767,481
2,555,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2027	01/31/2015	A	2,563,866
90,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/31/2015	A	90,122
50,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/31/2015	A	50,083
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	5,067
1,805,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	01/31/2015	A	1,814,819
1,910,591	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/30/2015	A	1,933,327
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,675,890
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	812,957
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,477,414
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,134,595
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,221,558
1,400,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	1,402,744
2,750,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	01/31/2015	A	2,754,950
1,200,000	IL COP	6.375	07/01/2017	01/31/2015	A	1,202,988
65,000	IL COP	5.800	07/01/2017	01/31/2015	A	65,131
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	01/31/2015	A	7,279,341
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	984,466
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	01/31/2015	A	23,644,420
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	01/31/2015	A	100,374
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	01/31/2015	A	90,323
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	71,569
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,231,140
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	07/03/2019	B	547,895
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,185,651

14  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$100,000	IL Finance Authority (NWCH/NWCHC/NWCDSC Obligated Group)[1]	5.375%	07/01/2033	07/01/2018	A	$ 109,139
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	7,029,133
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	105,496
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,199,150
11,110,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	08/15/2019	A	13,891,500
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	22,113,200
11,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	12,924,898
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,333,909
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	175,642
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	732,179
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	680,895
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,394,336
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	2,836,341
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,357,983
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	23,203
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,297
2,615,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	03/11/2017	B	2,744,390
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,635,600
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,684,254
10,000	IL Finance Authority (University of Chicago Medical Center)[1]	5.250	08/15/2029	01/31/2015	A	10,034
4,970,000	IL GO1	5.000	03/01/2028	01/31/2015	A	4,989,880
105,000	IL GO1	5.000	06/01/2027	01/31/2015	A	105,423
27,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	29,355,480
20,000	IL GO	5.000	06/01/2020	01/31/2015	A	20,072
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		3,107,528
30,000	IL GO1,4	5.000	09/01/2024	09/01/2015	A	30,730

15  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,300,000	IL GO	5.000%	08/01/2025	08/01/2022	A	$ 1,432,652
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,020,130
180,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	4.600	08/01/2024	02/01/2015	A	180,185
5,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.050	08/01/2023	02/01/2015	A	5,009
515,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.200	08/01/2024	02/01/2015	A	515,803
275,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.250	08/01/2028	02/01/2015	A	275,352
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	01/22/2015	A	1,860,250
50,000	IL Medical District COP[1]	5.125	06/01/2026	01/31/2015	A	50,042
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/31/2015	A	140,132
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,723,225
9,215,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	9,498,085
3,785,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	3,914,069
485,000	Lemont, IL GO	4.850	12/01/2016	01/31/2015	A	486,780
25,000	Markham, IL Park District	5.900	12/01/2016	01/31/2015	A	25,080
220,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2015	A	225,152
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	494,006
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	331,663
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	440,612
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	305,781
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	491,614
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		945,040
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,457,949
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	732,155
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,847
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		518,213
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		947,730
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,685,440
1,000,000	Springfield, IL Water	5.000	03/01/2025	03/01/2022	A	1,157,410
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,450,055
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	08/20/2022	A	1,516,599

16  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$3,749,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875%	03/01/2036	01/27/2018	A	$ 3,830,466

						414,249,153
Indiana—1.4%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	254,813
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700	05/15/2031	05/15/2015	A	20,108
60,000	De Kalb County, IN Redevel. Authority	6.000	07/15/2018	01/29/2015	A	60,279
70,000	Delaware County, IN Redevel. District[1]	6.875	02/01/2018	02/01/2015	A	70,297
3,185,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	3,442,826
3,075,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	08/09/2015	A	3,142,066
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,675,665
1,475,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	01/23/2016	B	1,500,414
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		579,785
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [3]	03/01/2029	03/01/2021	C	8,708,547
1,805,000	IN Finance Authority (Marquette University)	5.000	03/01/2024	01/31/2015	A	1,809,837
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,052,134
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250	11/01/2024	11/01/2018	A	564,655
2,395,000	IN Health Facility Financing Authority (Union Hospital)	5.125	09/01/2018	01/31/2015	A	2,404,508
10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	01/31/2015	A	10,717,273
30,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	04/01/2016	A	31,219
70,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	01/01/2016	A	71,274
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,575,281
275,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1]	4.850	01/01/2021	12/19/2015	A	278,861
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	5,049,984
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	57,640

						46,067,466
Kansas—0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	2,860,437

17  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas (Continued)
$580,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800%	04/01/2027	07/23/2022	B	$ 562,791
2,630,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	03/31/2024	A	2,815,614
2,445,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	10/31/2020	A	2,533,813
50,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	12/01/2016	B	52,826

						8,825,481
Kentucky—0.2%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.000	03/01/2023	01/31/2015	A	15,055
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,260,361
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,409,987
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,596

						7,700,999
Louisiana—1.5%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2015	A	70,105
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	01/31/2015	A	2,006,720
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	2,001,773
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	6,043,861
20,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	21,209
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	397,242
3,030,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	08/21/2018	A	3,261,401
1,490,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	06/15/2016	B	1,573,455
75,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	01/31/2015	A	75,959
500,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2020	07/01/2016	A	513,080
1,465,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2019	07/01/2016	A	1,507,016
1,040,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2016	07/01/2016		1,071,054
13,500,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	14,779,530
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,442,520
10,450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	11,318,604

18  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300%	10/01/2018	01/31/2015	A	$ 5,019

						49,088,548
Maine—0.1%
2,815,000	ME Educational Authority (Student Loan)	5.050	12/01/2027	12/01/2022	A	2,980,522
35,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	01/31/2015	A	35,073
40,000	ME H&HEFA, Series A	6.000	07/01/2024	01/31/2015	A	40,190

						3,055,785
Maryland—0.2%
145,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	01/31/2015	A	145,632
1,530,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	01/10/2016	A	1,604,190
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2025	07/01/2022	A	568,340
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2027	07/01/2022	A	563,140
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2023	07/01/2022	A	2,189,917
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	01/31/2015	A	65,122
135,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	07/01/2015	A	137,187

						5,273,528
Massachusetts—1.1%
50,000	Lynne, MA Water & Sewer Commission	4.750	12/01/2027	01/31/2015	A	50,175
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		584,863
6,295,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2023	07/01/2022	A	7,095,913
4,770,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2025	07/01/2022	A	5,328,185
2,335,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2026	07/01/2022	A	2,585,499
6,425,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2024	07/01/2022	A	7,206,087
1,720,000	MA Devel. Finance Agency (Plantantion Apartments)[1]	5.000	12/15/2024	01/31/2015	A	1,722,477
3,690,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	02/20/2015	A	3,886,825
305,000	MA Educational Financing Authority	5.300	01/01/2016	01/31/2015	A	306,208
135,000	MA Educational Financing Authority, Series H1	6.350	01/01/2030	01/01/2018	A	142,560
60,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	64,493
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000	07/01/2018	01/31/2015	A	10,040

19  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000%	07/01/2028	01/31/2015	A	$ 35,091
140,000	MA HFA (Rental Hsg.)[1]	5.050	07/01/2018	01/31/2015	A	141,887
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800 [3]	12/01/2027	12/01/2016	A	5,887,597

						35,047,900
Michigan—4.7%
10,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000	05/01/2016	05/01/2015	A	10,092
1,495,000	Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2018	01/12/2015	A	1,497,138
237,925	Detroit, MI GO1	5.375	04/01/2017	01/31/2015	A	238,339
1,923,550	Detroit, MI GO1	5.000	04/01/2021	04/01/2021		1,909,354
170,500	Detroit, MI GO1	5.375	04/01/2015	01/31/2015	A	170,906
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	41,560
310,000	Detroit, MI GO1	5.000	04/01/2018	01/31/2015	A	310,629
15,500	Detroit, MI GO1	5.000	04/01/2019	01/31/2015	A	15,529
105,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	05/01/2015	A	104,993
5,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2023	07/01/2022	A	5,640,400
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	950,307
125,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	01/31/2015	A	125,502
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/01/2016	A	413,944
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	223,970
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	604,058
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	07/01/2016	A	1,992,063
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	302,359
3,460,000	Ecorse City, MI GO1	5.800	11/01/2026	06/15/2020	A	3,720,088
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	05/01/2015		10,182
50,000	Jackson County, MI Building Authority[1]	5.000	07/01/2026	01/01/2015	A	50,000
84,500	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2019	01/31/2015	A	84,661
1,690,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2018	01/31/2015	A	1,693,431
929,500	MI Finance Authority (City of Detroit)[1]	5.375	04/01/2015	01/31/2015	A	931,712
10,486,450	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2021		10,409,060
1,297,075	MI Finance Authority (City of Detroit)[1]	5.375	04/01/2017	01/31/2015	A	1,299,332
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	226,570
2,125,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2028	04/01/2018	A	2,275,662
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2024	11/01/2019	A	7,772,734
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2025	11/01/2019	A	8,137,545
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,943,966
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2023	11/01/2019	A	4,013,188
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	11,059,248
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,796,287

20  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$7,620,000	MI Finance Authority (Local Government Loan Program)	5.000%	11/01/2026	11/01/2019	A	$ 8,552,840
1,820,000	MI Finance Authority (School District)	5.000	06/01/2019	06/01/2019		2,051,868
1,150,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		1,309,574
1,500,000	MI Finance Authority (School District)	5.000	06/01/2017	06/01/2017		1,627,725
2,400,000	MI Finance Authority (School District)	5.000	06/01/2018	06/01/2018		2,659,944
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2024	06/01/2022	A	3,193,133
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2025	06/01/2022	A	3,325,255
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2023	06/01/2022	A	2,777,395
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	01/31/2015	A	20,937
2,340,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300 [3]	06/01/2035	02/01/2015	A	2,362,324
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	01/31/2015	A	13,016,121
3,200,000	MI Hsg. Devel. Authority, Series C	0.120 [3]	04/01/2023	01/07/2015	A	3,200,000
50,000	MI Municipal Bond Authority	6.000	11/01/2023	01/31/2015	A	50,234
3,285,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	06/01/2022		2,894,019
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800	01/01/2027	07/01/2015	A	50,856
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,772,063
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,552,767
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,087,336
1,020,000	Wayne County, MI Building Authority	5.250	06/01/2016	01/31/2015	A	1,024,162
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2015	A	30,307
2,780,000	Wayne, MI Charter County GO1	6.750	11/01/2039	09/20/2019	A	2,928,980

						156,462,649
Minnesota—0.1%
3,400,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2021	01/01/2015	A	3,400,000
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700	12/01/2027	06/01/2015	A	30,554
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2017	09/01/2017		344,375
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		349,636
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		362,316
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		145,612
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2015	09/01/2015		152,539

21  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%	03/01/2017	03/01/2017		$ 165,704

						4,950,736
Mississippi—1.1%
105,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	01/31/2015	A	105,308
780,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	01/31/2015	A	782,067
15,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	01/31/2015	A	15,061
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	01/31/2015	A	747,235
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	01/31/2015	A	200,248
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [3]	09/01/2028	04/16/2015	A	25,150
22,980,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/31/2015	A	23,002,520
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	85,956
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,418,667
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	06/01/2015	A	101,268
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	01/31/2015	A	3,023,262

						36,506,742
Missouri—1.6%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		101,064
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		125,261
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	01/31/2015	A	30,058
500,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	06/01/2015	A	510,905
650,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	01/31/2015	A	650,566
990,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,044,015
205,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	01/31/2015	A	205,896
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	01/31/2015	A	5,020
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	01/31/2015	A	25,081
15,245,000	MO H&EFA (LEC/LECMC/SCHA Obligated Group) SPEARS[1]	0.140 [3]	11/15/2048	01/07/2015	A	15,245,000
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	221,183

22  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500%	11/15/2028	11/15/2018	A	$ 22,396,000
15,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2015	A	15,064
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,232,491
1,080,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	05/01/2015	A	1,085,162
20,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	01/31/2015	A	20,077
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,985,617
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	115,915
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,325,654
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,493,945
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,335,151
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	01/31/2015	A	40,063
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,368,954

						54,578,142
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2015	A	215,525
Nebraska—0.0%
50,000	Lincoln-Lancaster County, NE Public Building Commission[1]	4.250	10/15/2020	04/15/2015	A	50,542
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		861,277

						911,819
Nevada—1.0%
570,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		612,362
940,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,016,723
990,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,053,400
845,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		877,997
925,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		974,931
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	01/31/2015	A	25,053
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	01/31/2015	A	50,171

23  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100%	10/01/2020	01/31/2015	A	$ 140,148
200,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		217,980
430,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		466,692
475,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		514,648
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,486,077
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,901,318
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,367,793
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,459,656
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,012,350
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,778,640
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,738,213
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	163,389
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	01/31/2015	A	100,199
195,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	01/31/2015	A	195,304

						32,153,044
New Hampshire—0.0%
245,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	01/20/2015	A	245,759
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/31/2015	A	60,830
115,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	01/01/2016	A	119,491
45,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	45,556

						471,636
New Jersey—0.9%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	01/31/2015	A	5,017
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	01/31/2015	A	4,754,387
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	01/31/2015	A	605,752
50,000	NJ EDA (Municipal Rehabilitation)	4.625	04/01/2025	01/31/2015	A	50,167
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	04/22/2019	B	1,250,934
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,059,498
18,070,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	19,412,782
2,100,000	Salem County, NJ Pollution Control (Chambers Cogeneration)[1]	5.000	12/01/2023	02/05/2022	B	2,372,202

						29,510,739

24  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico—0.0%
$125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125%	08/01/2028	08/01/2018	A	$ 143,120
10,000	University of New Mexico[1]	4.750	01/01/2028	01/31/2015	A	10,015

						153,135
New York—4.0%
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2023	06/01/2016	A	5,279,500
5,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2017	01/31/2015	A	5,007
3,070,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	01/31/2015	A	3,074,145
8,000,000	NY Counties Tobacco Trust III	6.000	06/01/2043	05/31/2015	A	7,999,840
4,165,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	4,165,000
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,497,550
13,895,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	15,209,467
4,780,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	02/07/2016	B	5,062,976
15,750,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	17,291,925
2,725,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2028	11/01/2015	A	2,841,330
9,000,000	NYS Thruway Authority SPEARS[1]	0.070 [3]	03/15/2031	01/07/2015	A	9,000,000
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	01/31/2015	A	4,882,674
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	43,229,924
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	01/31/2015	A	5,070,114
3,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	03/01/2015	A	3,018,690

						131,628,142
North Carolina—0.3%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,166,000
1,065,000	NC Eastern Municipal Power Agency, Series A1	5.250	01/01/2020	01/01/2016	A	1,116,110
720,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/ AHEHC/ AHA7HC Obligated Group)[1]	5.500	10/01/2024	01/31/2015	A	728,957
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	01/31/2015	A	1,012,540
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	1,742,326
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2023	05/15/2017	A	2,115,366
395,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	01/31/2015	A	396,501
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000	12/01/2029	12/01/2018	A	2,277,540

						11,555,340

25  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
North Dakota—0.0%
$100,000	ND Board of Higher Education Student Services Facilities[1]	5.500%	08/01/2023	08/01/2015	A	$ 100,755
15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250	07/01/2021	01/31/2015	A	15,061

						115,816
Ohio—4.6%
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		43,061,714
3,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		2,787,307
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,206,020
265,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2015	A	266,365
1,095,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	11/09/2015	A	1,125,091
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,623,405
44,995,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	01/31/2015	A	45,068,792
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	01/31/2015	A	3,070,067
875,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	02/02/2017	A	890,654
240,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	243,650
315,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	321,388
300,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2027	06/01/2015	A	306,084
525,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	06/05/2016	B	559,072
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,834,028
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,711,525
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,765,260
5,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	01/31/2015	A	5,023
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,659,420
285,000	Lucas County, OH GO	6.500	12/01/2016	01/31/2015	A	286,488
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	335,675
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	350,027
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	364,528

26  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%	09/01/2022	09/01/2022		$ 240,896
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	305,458
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	321,541
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	917,735
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	01/31/2015	A	40,086
30,000	OH HFA[1]	5.250	09/01/2030	01/31/2015	A	30,038
11,250,000	OH Higher Education Facility Commission Floaters[1]	0.100 [3]	01/15/2046	01/07/2015	A	11,250,000
1,000,000	OH River South Authority (Lazarus Building Redevel)[1]	5.750	12/01/2027	12/01/2017	A	1,086,170
2,080,000	Penta, OH Career Center COP	5.250	04/01/2025	04/01/2022	A	2,413,320
2,915,000	Penta, OH Career Center COP	5.250	04/01/2024	04/01/2022	A	3,401,892
1,600,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	02/26/2020	B	1,144,992
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,391,618
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2026	06/01/2022	A	3,819,683
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,188,075
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	855,585
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,552,183
3,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2030	11/15/2015	A	3,647,000
115,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	01/31/2015	A	115,135

						152,562,990
Oklahoma—0.1%
915,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	926,538
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,012,160

						1,938,698
Oregon—0.0%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375	10/01/2026	01/31/2015	A	25,361
10,000	Klamath Falls, OR Airport[1]	5.500	07/01/2016	01/31/2015	A	10,044
15,000	OR GO1	5.375	08/01/2028	02/01/2015	A	15,027
15,000	OR GO (Alternate Energy)	5.400	07/01/2016	01/31/2015	A	15,065
20,000	OR GO (Alternate Energy)	5.000	07/01/2017	01/31/2015	A	20,079
10,000	OR GO (Elderly & Disabled Hsg.)	5.700	08/01/2016	02/01/2015	A	10,039
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	02/01/2015	A	25,055
20,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	02/01/2015	A	20,032
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	02/01/2015	A	15,040
5,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	02/01/2015	A	5,016
45,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	02/01/2015	A	45,098
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2015	A	20,059

27  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$45,000	OR GO (Elderly & Disabled Hsg.)	5.550%	08/01/2016	02/01/2015	A	$ 45,170
30,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	02/01/2015	A	30,074
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	01/01/2016		1,013,830

						1,314,989
Other Territory—0.4%
3,205,312	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,332,755
1,886,584	Public Hsg. Capital Fund Multi-State Revenue Trust II	4.500	07/01/2022	07/01/2022		1,892,357
7,804,863	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		8,022,618

						13,247,730
Pennsylvania—3.6%
50,000	Allegheny County, PA Sanitary Authority[1]	5.000	12/01/2020	12/01/2015	A	52,117
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2022	A	3,135,645
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	6,051,277
710,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	03/28/2016	B	729,206
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,600,224
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,241,310
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	01/31/2015	A	5,510,395
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,548,450
34,860,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	03/02/2017	A	35,873,729
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		315,791
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	37,643,388
1,015,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	01/31/2015	A	1,017,649
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	01/31/2015	A	25,046
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	882,152
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,198,008
8,965,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	9,116,688
2,490,000	Philadelphia, PA Airport, Series A1	5.000	06/15/2024	06/15/2015	A	2,541,692
3,250,000	Reading, PA GO1	5.625	11/15/2020	08/29/2018	B	3,412,045
4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2023	01/01/2023		4,637,307

						118,532,119
Rhode Island—3.2%
15,000	Exeter West Greenwich, RI Regional School District	5.000	09/15/2017	01/31/2015	A	15,060

28  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250%	12/15/2018	01/31/2015	A	$ 25,047
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,683,538
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	01/31/2015	A	95,136
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	01/31/2015	A	5,010
980,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	01/31/2015	A	981,411
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)	5.000	06/15/2015	01/31/2015	A	20,079
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,886,500
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	01/31/2015	A	691,553
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,271,612
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,133,969
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	589,550
4,070,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	01/31/2015	A	4,081,844
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	15,499,200
620,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	04/01/2022	04/01/2017	A	650,151
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/31/2015	A	80,993
32,705,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	01/31/2015	A	32,786,435
32,945,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125	06/01/2032	01/31/2015	A	33,076,780
1,850,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	01/31/2015	A	1,860,175
500,000	Woonsocket, RI GO1	6.000	10/01/2018	01/31/2015	A	500,340

						107,934,383
South Carolina—0.0%
140,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	10/15/2016	B	141,686
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	231,052
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	287,434
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702 [6]	01/01/2026	01/01/2026		122,688
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604 [6]	01/01/2021	01/01/2021		399,744

29  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Carolina (Continued)
$25,000	SC Hsg. Finance & Devel. Authority[1]	5.450%	07/01/2029	07/01/2017	A	$ 26,049

						1,208,653
South Dakota—0.1%
2,160,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900	11/01/2025	11/01/2015	A	2,193,048
Tennessee—0.5%
700,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	764,785
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2021	02/01/2021		1,308,097
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2024	09/01/2024		14,473,271

						16,546,153
Texas—5.8%
360,000	Bexar County, TX HFC (Perrin Square)[1]	6.550	12/20/2034	01/31/2015	A	370,274
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5]	6.750	10/01/2038	10/01/2038		7,500
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,815
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,708,366
6,860,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	7,852,573
5,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	5,742,100
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,471,662
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,742,100
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,880,785
1,200,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2027	11/01/2022	A	1,380,384
3,375,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	3,911,895
1,880,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	2,186,741
4,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2023	11/01/2020	A	4,593,680
1,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2022	A	1,156,790
2,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2028	11/01/2022	A	2,285,560
35,000	Del Rio, TX Airport	5.400	07/01/2019	01/31/2015	A	35,143
50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	01/31/2015	A	50,197
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	8,481,703
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2027	08/15/2017	A	5,626,550
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350	09/01/2016	01/31/2015	A	25,066

30  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$440,000	Gonzales, TX Healthcare System[1]	5.500%	08/15/2019	01/31/2015	A	$ 441,016
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	01/31/2015	A	340,626
2,850,000	Gulf Coast, TX Waste Disposal Authority (America Acryl)[1]	0.080 [3]	05/01/2038	01/07/2015	A	2,850,000
12,305,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	02/15/2015	A	13,996,445
1,235,000	Harris County, TX Sports Authority Revenue[1]	5.250	11/15/2021	01/28/2015	A	1,239,594
4,840,000	Harris County-Houston, TX Sports Authority	5.397 [6]	11/15/2022	01/31/2015	A	3,168,458
6,735,000	Harris County-Houston, TX Sports Authority	5.335 [6]	11/15/2020	01/31/2015	A	4,914,327
2,720,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	01/28/2015	A	2,729,629
1,955,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	01/28/2015	A	1,962,273
360,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2026	01/28/2015	A	361,339
570,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2022	01/28/2015	A	572,120
30,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2020	01/28/2015	A	30,123
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	01/28/2015	A	2,113,631
700,000	Harris County-Houston, TX Sports Authority	5.473 [6]	11/15/2018	01/31/2015	A	569,737
5,210,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	01/28/2015	A	5,228,443
7,140,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	01/28/2015	A	7,166,561
730,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	01/31/2015	A	732,854
2,000,000	Houston, TX Airport System	5.000	07/01/2030	07/01/2022	A	2,249,000
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,470,850
6,150,000	Houston, TX Airport System	5.000	07/01/2027	07/01/2022	A	7,003,866
290,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	01/31/2015	A	299,213
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	08/07/2018	B	933,216
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2032	02/15/2015	A	640,832
30,000	North Channel, TX Water Authority System	5.000	07/10/2015	01/31/2015	A	30,092
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	01/31/2015	A	55,205
5,000,000	North TX Tollway Authority[1]	5.750	01/01/2038	01/01/2018	A	5,525,600
520,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	07/01/2022	A	534,466
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[5]	6.450 [3]	06/01/2021	06/01/2021		31,000

31  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$550,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Hendrick Medical Center)[1]	5.375%	09/01/2030	01/13/2015	A	$ 550,968
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		5,191,970
235,000	Trinity, TX River Authority (TXU Energy Company)[5]	6.250	05/01/2028	05/01/2028		11,750
1,405,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	01/31/2015	A	1,406,672
5,000	TX GO	5.750	08/01/2026	02/01/2015	A	5,023
25,000	TX GO (Water Financial Assistance)[1]	5.750	08/01/2031	02/01/2015	A	25,112
60,000	TX Lower Colorado River Authority	5.000	05/15/2020	01/31/2015	A	60,232
10,000	TX Lower Colorado River Authority	5.000	05/15/2026	01/31/2015	A	10,034
5,000	TX Lower Colorado River Authority	5.000	05/15/2021	01/31/2015	A	5,019
125,000	TX Lower Colorado River Authority	5.500	05/15/2021	01/31/2015	A	125,510
315,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	01/31/2015	A	316,096
1,315,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950	11/01/2034	06/01/2015	A	1,324,744
21,035,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	26,225,386
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		4,029,154
7,000,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2032	11/01/2017	A	7,340,830
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2027	11/01/2017	A	7,103,294
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2015	A	50,937

						193,542,131
Utah—0.0%
390,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	01/31/2015	A	390,835
5,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.650	07/01/2027	01/31/2015	A	5,008
25,000	UT Hsg. Corp. (Single Family Mtg.)	5.250	07/01/2023	01/31/2015	A	25,073
65,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.000	07/01/2025	01/31/2015	A	65,091

						486,007
Vermont—1.3%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	01/16/2015	A	1,002,020
205,000	Burlington, VT COP	5.500	12/01/2016	01/31/2015	A	205,898
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		345,154
1,930,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	2,076,275
1,240,000	Burlington, VT GO	5.000	11/01/2032	11/01/2022	A	1,323,043
100,000	VT Educational & Health Buildings Financing Agency (CSAC/NWCSS/RMHS/WCMHS Obligated Group)[1]	5.375	02/15/2023	02/15/2015	A	101,160

32  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Vermont (Continued)
$750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000%		10/01/2024	10/01/2022	A	$ 843,067
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2023	10/01/2022	A	1,135,490
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2027	10/01/2022	A	964,404
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2025	10/01/2022	A	1,116,270
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2020	10/01/2020		2,057,783
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2019	10/01/2019		2,048,410
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2022	10/01/2022		1,172,057
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000		10/01/2021	10/01/2021		2,286,862
12,950,000	VT HFA (Single Family Hsg.)[1]	0.080	[3]	05/01/2037	01/07/2015	A	12,950,000
12,945,000	VT HFA (Single Family Hsg.)[1]	0.080	[3]	11/01/2036	01/07/2015	A	12,945,000

							42,572,893
Virginia—0.7%
20,000	Isle Wight County, VA IDA (International Paper Company)[1]	5.700		11/01/2027	01/31/2015	A	20,022
6,670,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000		08/01/2036	02/01/2015	A	6,735,233
8,800,000	VA Hsg. Devel. Authority, Series A1	4.700		01/01/2024	01/01/2015	A	8,800,000
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000		10/01/2026	07/01/2017	A	6,761,664
1,172,000	Watkins Centre, VA Community Devel. Authority[1]	5.400		03/01/2020	03/01/2015	A	1,175,539

							23,492,458
Washington—0.4%
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850		12/01/2031	01/31/2015	A	929,523
300,000	Cowlitz County, WA Sewer (Three Rivers Regional Wastewater Authority)[1]	5.250		03/01/2020	03/01/2016	A	316,611
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	01/31/2015	A	175,046
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750		01/01/2028	07/01/2015	A	10,033
115,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	01/31/2015	A	115,020
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150		11/01/2027	11/01/2017	A	5,425,287
60,000	Seattle, WA Hsg. Authority (Holly Park)[1]	5.750		01/01/2020	07/01/2015	A	60,108
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500		12/01/2030	12/01/2015	A	1,578,885
30,000	WA COP (Dept. of General Administration)	5.600		10/01/2016	01/31/2015	A	30,134
20,000	WA COP (Dept. of General Administration)[1]	5.600		10/01/2015	01/31/2015	A	20,091

33  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington (Continued)
$5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375%	03/01/2038	03/01/2019	A	$ 6,255,500

						14,916,238
Wisconsin—1.2%
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,126,740
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	165,648
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	12,083,112
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	116,171
200,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	01/31/2015	A	200,206
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,007,640
3,995,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2031	08/15/2016	A	4,172,698
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,327,142
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,063,010
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,044,603
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.250	07/01/2028	07/01/2022	A	6,072,825

						39,379,795
Wyoming—0.3%
2,000,000	Sweetwater County, WY Pollution Control (Idaho Power Company)[1]	5.250	07/15/2026	08/21/2019	A	2,303,500
2,450,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,503,483
3,610,000	WY Community Devel. Authority[1]	4.550	12/01/2019	01/31/2015	A	3,647,147

						8,454,130
U.S. Possessions—20.1%
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2025	07/01/2018	A	1,014,540
18,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		13,437,873
9,310,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/31/2015	A	9,338,861
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	02/03/2034	B	111,964
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	06/28/2028	B	5,763,272
105,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		94,920
7,930,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		5,880,016
4,860,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		4,404,569
300,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2016	A	307,719
3,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		2,240,490
4,245,000	Puerto Rico Commonwealth GO1	2.953	07/01/2019	07/01/2019		4,043,405

34  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$13,000,000	Puerto Rico Commonwealth GO1	2.933%	07/01/2018	07/01/2018		$ 12,588,030
8,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		6,436,370
4,160,000	Puerto Rico Commonwealth GO1	2.973	07/01/2020	07/01/2020		3,881,738
515,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2021	A	531,145
300,000	Puerto Rico Commonwealth GO1	6.000	07/01/2033	07/01/2016	A	304,305
22,315,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	06/01/2015	A	22,393,772
51,665,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		39,002,942
1,125,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,148,344
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2017	A	100,794
125,000	Puerto Rico Commonwealth GO1	5.000	07/01/2017	07/01/2017		129,527
17,580,000	Puerto Rico Commonwealth GO1	5.125	07/01/2024	07/01/2024		13,268,329
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2016	07/01/2016		102,949
3,355,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		3,224,759
45,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		46,897
90,000	Puerto Rico Commonwealth GO	7.500 [6]	07/01/2019	07/01/2019		66,512
75,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		76,222
110,000	Puerto Rico Commonwealth GO	7.125 [6]	07/01/2017	07/01/2017		93,100
190,000	Puerto Rico Commonwealth GO1	6.000	07/01/2015	07/01/2015		191,980
75,000	Puerto Rico Commonwealth GO1	5.650	07/01/2015	07/01/2015		75,653
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2016	07/01/2016		381,352
195,000	Puerto Rico Commonwealth GO1	5.250	07/01/2016	07/01/2016		200,881
2,890,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		3,027,882
2,160,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	07/01/2027		1,618,013
140,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		105,206
25,000	Puerto Rico Commonwealth GO	5.000	07/01/2016	01/31/2015	A	25,039
655,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	01/31/2015	A	655,229
46,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	07/01/2026		34,567,620
1,005,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		1,045,994
4,920,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		5,086,296
6,510,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		6,827,753
4,345,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		4,379,630
1,125,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		1,106,786
4,165,000	Puerto Rico Convention Center Authority	5.000	07/01/2019	07/01/2016	A	4,181,410
50,000	Puerto Rico Electric Power Authority	5.000	07/01/2016	07/01/2016		51,252
5,685,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2028	07/01/2028		2,849,890
56,565,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2026	11/30/2025	B	28,356,600
4,295,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2028	07/01/2028		2,153,083
40,000	Puerto Rico Electric Power Authority, Series DDD	5.000	07/01/2023	07/01/2020	A	40,624
20,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		20,306
75,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2018	07/01/2018		78,703
5,770,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		6,005,358

35  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Electric Power Authority, Series PP	5.000%	07/01/2023	07/01/2023		$ 995,560
100,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2025	07/01/2025		86,524
3,735,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	07/01/2015	A	3,740,939
6,500,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2015	A	6,503,965
1,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2023		995,560
2,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2021	07/01/2015	A	2,003,180
300,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	07/01/2015	A	301,803
790,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2020	07/01/2015	A	792,030
5,560,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2025	07/01/2025		2,787,562
1,380,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2017	07/01/2017		724,141
740,000	Puerto Rico Electric Power Authority, Series UU	4.000	07/01/2018	07/01/2018		740,599
550,000	Puerto Rico Electric Power Authority, Series UU	4.500	07/01/2018	07/01/2018		559,350
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,416,633
1,705,000	Puerto Rico Electric Power Authority, Series VV	5.250	07/01/2025	07/01/2025		1,722,135
5,000,000	Puerto Rico Electric Power Authority, Series WW7	5.000	07/01/2028	07/13/2027	B	2,506,650
250,000	Puerto Rico Electric Power Authority, Series XX7	5.250	07/01/2027	07/01/2027		125,327
1,060,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2026	07/01/2026		531,389
6,280,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2017	07/01/2017		3,295,367
5,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2018	07/01/2018		2,567,000
1,180,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2025	07/01/2025		591,558
105,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		109,780
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,542,034
80,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		81,213
530,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	07/01/2023		559,622
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.778	07/01/2028	07/01/2028		3,598,626

36  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250%	07/01/2018	07/01/2018		$ 1,037,401
530,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021		394,187
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2015	A	1,100,234
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		817,824
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		25,335
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,054,260
20,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		20,128
170,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	01/31/2015	A	170,054
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		503,739
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500	07/01/2021	07/01/2021		667,912
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	21,959,246
375,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	01/31/2015	A	375,487
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	02/12/2016	B	938,290
3,115,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		2,327,123
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		6,301,642
2,395,000	Puerto Rico Infrastructure[1]	5.500	07/01/2015	07/01/2015		2,423,979
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		980,110
8,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		5,859,021
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		3,475,227
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,151,708
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,103,643
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		2,388,575
100,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		102,725
4,230,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		4,345,394
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,182,135
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,154,812
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		477,045
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	02/01/2015	A	3,980,287
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2030	02/28/2028	B	293,017

37  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$35,000	Puerto Rico Municipal Finance Agency, Series A	5.500%	07/01/2017	01/31/2015	A	$ 35,054
435,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	02/01/2015	A	435,800
105,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	02/01/2015	A	105,055
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	02/01/2015	A	2,001,380
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2016	08/01/2015	A	50,334
265,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	02/01/2015	A	265,040
30,000	Puerto Rico Municipal Finance Agency, Series B	5.250	07/01/2021	07/01/2021		30,453
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2017	08/01/2017		461,160
1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000	08/01/2015	08/01/2015		1,960,784
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2018	08/01/2018		7,571,999
395,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2019	08/01/2019		407,545
40,000	Puerto Rico Municipal Finance Agency, Series C	5.250	08/01/2022	08/01/2022		40,184
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2026		2,153,767
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	B	9,916,500
300,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		282,894
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2023		98,816
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2023		374,315
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		3,727,779
190,000	Puerto Rico Public Buildings Authority[1]	5.500 [3]	07/01/2035	07/01/2017	C	192,318
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,555,718
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,664,492
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		559,195
4,550,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2016	07/01/2016		4,201,743
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		1,618,728
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		4,041,087
50,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2025	07/01/2025		51,943
2,935,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		3,013,306
2,920,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2017	07/01/2017		2,999,658
760,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2027	10/17/2026	B	531,202
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,354,887
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	12/12/2027	B	20,008,626
54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	28,814,497
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		9,365,726
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		5,723,401

38  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125%	08/01/2029	08/01/2029		$ 19,837,281
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	08/01/2030		8,740,930
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A1	4.375	08/01/2020	08/01/2020		1,010,148
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	4.000	08/01/2016	08/01/2016		952,790
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375	08/01/2020	08/01/2020		21,326,548
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2019	08/01/2019		10,603,111
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2018	08/01/2018		10,491,566
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2021	08/01/2021		11,519,055
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	4.625	08/01/2019	08/01/2019		889,970
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	01/31/2044	B	7,121,790
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2022	08/01/2022		14,009,280
4,980,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2028		3,971,899
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		18,706,685
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2023	08/01/2023		9,113,829
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		3,480,281
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2035		28,462,700
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		3,093,000
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2020		653,110
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2023		1,584,806
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2022		1,139,908

						668,879,064

Total Municipal Bonds and Notes (Cost $3,444,265,036)						3,347,425,885

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[8,9] (Cost $80,903)					118,991

Principal Amount
Corporate Bond and Note—0.2%
5,000,000	Centerline Equity Issuer Trust Sec. Nts.[1,10] (Cost $5,000,000)	6.000	05/15/2015			5,078,600

39  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Value

Total Investments, at Value (Cost $3,449,345,939)—100.8%	$3,352,623,476

Net Other Assets (Liabilities)—(0.8)	(25,190,847)

Net Assets—100.0%	$3,327,432,629

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2014. See Note 4 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

8. Non-income producing security.

9. Received as a result of a corporate action

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,078,600 or 0.15% of the Fund’s net assets as of December 31, 2014.

To simplify the listings of securities, abbreviations are used per the table below:

ABAC	Abraham Baldwin Agricultural College
ABH	Adventist Bolingbrook Hospital
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia
AHSSunbelt	Adventist Health System-Sunbelt
BCHCC	Bernalillo County Health Care Corp.
CDA	Communities Devel. Authority
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
CMH	Copley Memorial Hospital
COP	Certificates of Participation

40  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LEC	Lester E. Cox
LECMC	Lester E. Cox Medical Centers
MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MH	Memorial Hospital
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-FLagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Reset Option Longs

41  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SCHA	Skaggs Community Hospital Association
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMMC	Shawnee Mission Medical Center
SPEARS	Short Puttable Exempt Adjustable Receipts
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services

42  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

1. Organization

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

43  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

44  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$47,801,046	$—	$47,801,046
Alaska	—	1,602,316	—	1,602,316
Arizona	—	74,604,476	—	74,604,476
Arkansas	—	296,949	—	296,949
California	—	389,113,885	—	389,113,885

45  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Colorado	$—	$29,470,712	$—	$29,470,712
Connecticut	—	1,563,607	—	1,563,607
Delaware	—	50,273	—	50,273
District of Columbia	—	92,355,833	—	92,355,833
Florida	—	215,395,394	293,840	215,689,234
Georgia	—	46,311,086	—	46,311,086
Hawaii	—	12,576,857	—	12,576,857
Idaho	—	265,807	—	265,807
Illinois	—	414,249,153	—	414,249,153
Indiana	—	46,067,466	—	46,067,466
Kansas	—	8,825,481	—	8,825,481
Kentucky	—	7,700,999	—	7,700,999
Louisiana	—	49,088,548	—	49,088,548
Maine	—	3,055,785	—	3,055,785
Maryland	—	5,273,528	—	5,273,528
Massachusetts	—	35,047,900	—	35,047,900
Michigan	—	156,462,649	—	156,462,649
Minnesota	—	4,950,736	—	4,950,736
Mississippi	—	36,506,742	—	36,506,742
Missouri	—	54,578,142	—	54,578,142
Montana	—	215,525	—	215,525
Nebraska	—	911,819	—	911,819
Nevada	—	32,153,044	—	32,153,044
New Hampshire	—	471,636	—	471,636
New Jersey	—	29,510,739	—	29,510,739
New Mexico	—	153,135	—	153,135
New York	—	131,628,142	—	131,628,142
North Carolina	—	11,555,340	—	11,555,340
North Dakota	—	115,816	—	115,816
Ohio	—	152,562,990	—	152,562,990
Oklahoma	—	1,938,698	—	1,938,698
Oregon	—	1,314,989	—	1,314,989
Other Territory	—	13,247,730	—	13,247,730
Pennsylvania	—	118,532,119	—	118,532,119
Rhode Island	—	107,934,383	—	107,934,383
South Carolina	—	1,208,653	—	1,208,653
South Dakota	—	2,193,048	—	2,193,048
Tennessee	—	16,546,153	—	16,546,153
Texas	—	193,542,131	—	193,542,131
Utah	—	486,007	—	486,007
Vermont	—	42,572,893	—	42,572,893
Virginia	—	23,492,458	—	23,492,458
Washington	—	14,916,238	—	14,916,238
Wisconsin	—	39,379,795	—	39,379,795
Wyoming	—	8,454,130	—	8,454,130
U.S. Possessions	—	668,879,064	—	668,879,064
Common Stock	118,991	—	—	118,991
Corporate Bond and Note	—	5,078,600	—	5,078,600
Total Assets	$118,991	$3,352,210,645	$293,840	$3,352,623,476

46  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

47  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are

48  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust).

Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $58,910,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security

49  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semi annual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2014, municipal bond holdings with a value of $137,288,804 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $61,885,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	CA Health Facilities Financing Authority[3]	11.04%	11/15/31	$34,681,000
16,485,000	Chicago, IL Board of Education ROLs[3]	9.984	12/1/24	19,904,648
17,430,000	Montgomery County, PA IDA ROLs[3]	11	8/1/30	18,443,729
1,225,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.263	12/1/38	1,313,813
875,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.887	6/1/39	1,060,614

				$75,403,804

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $61,885,000 as of December 31, 2014.

50  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$56,632

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2014 is as follows:

Cost	$2,238,019
Market Value	$344,090
Market Value as % of Net Assets	0.01%

51  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2014, securities with an aggregate market value of $46,488,567, representing 1.40% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,386,377,815[1]

Gross unrealized appreciation	$107,659,663
Gross unrealized depreciation	(204,479,957)

Net unrealized depreciation	$(96,820,294)

1. The Federal tax cost of securities does not include cost of $63,065,955, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

52  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2015